Financial risk management - Additional Information (Detail) € in Millions, £ in Millions, zł in Millions, kr in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2021 USD ($) d	Sep. 30, 2021 CHF (SFr) d	Sep. 30, 2021 SEK (kr) d	Sep. 30, 2021 DKK (kr) d	Sep. 30, 2021 NOK (kr) d	Sep. 30, 2021 PLN (zł) d	Sep. 30, 2021 GBP (£) d	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CHF (SFr)	Sep. 30, 2020 SEK (kr)	Sep. 30, 2020 DKK (kr)	Sep. 30, 2020 NOK (kr)	Sep. 30, 2020 PLN (zł)	Sep. 30, 2020 GBP (£)
Financial Risk Management [Abstract]
Interest expenses for financial liabilities not measured at fair value through profit or loss	€ 8.2	€ 5.9	€ 6.7
Assets with significant risk of material adjustments				$ 0.2	SFr 4.8	kr 42.2	kr 5.9	kr 43.2	zł 0.9	£ 0.9	$ 0.3	SFr 4.7	kr 38.0	kr 7.3	kr 29.3	zł 1.1	£ 1.6
Liabilities with significant risk of material adjustments				$ 1.8	SFr 0.5	kr 6.8	kr 0.0	kr 0.1	zł 0.0	£ 0.3	$ 3.7	SFr 2.3	kr 16.0	kr 0.0	kr 1.5	zł 0.0	£ 0.0
Description of how entity establishes hedge ratio and what sources of hedge ineffectiveness are	For highly probable payments in USD from imports and revenues in CHF, cash flow hedge accounting is applied for SIGNA Sports United Group. SIGNA Sports United Group aims to achieve a hedge ratio of up to 100%.
Closing foreign exchange rate | d				100	100	100	100	100	100	100
Gains (losses) on cash flow hedges, net of tax	€ 0.5	€ (0.1)	€ 0.2